Summary of Significant Accounting Policies: Oil and Gas Properties, Policy (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Oil and Gas Properties, Policy

(n)Oil and Gas Properties

The Company uses the full cost method of accounting for oil and natural gas properties. Under this method, all acquisition, exploration and development costs, including certain payroll, asset retirement costs, other internal costs, and interest incurred for the purpose of finding oil and natural gas reserves, are capitalized.